PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The carrying amounts of the Company’s property, plant and equipment and the movements for the three months ended March 31, 2024 are as follows:

2024
US$’000 (Unaudited)
At January 1, 2024
Cost	143,727
Accumulated depreciation	(35,002)
Net carrying amount	108,725
At January 1, 2024, net of accumulated depreciation	108,725
Additions	1,645
Disposals	(2,102)
Depreciation provided during the period	(2,796)
Exchange realignment	(194)
At March 31, 2024, net of accumulated depreciation	105,278
At March 31, 2024:
Cost	142,987
Accumulated depreciation	(37,709)
Net carrying amount	105,278